DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Results of operations presented as discontinued operations in the accompanying consolidated statements of operations

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues	$10	$10	$28	$28
Costs and expenses, net of credits	(11)	7	(37)	(34)

Operating (loss) income	(1)	17	(9)	(6)
Income tax (expense) benefit	-	(7)	2	1

(Loss) income from discontinued operations, net of tax	$(1)	$10	$(7)	$(5)

	Year ended December 31,
	2011	2010	2009
Revenues	$38	$52	$98
Operating costs and expenses	(44)	(85)	(182)
Nonoperating expense	—	(19)	—

Loss before income taxes	(6)	(52)	(84)
Income tax benefit	2	28	74

Loss from discontinued operations, net of tax	$(4)	$(24)	$(10)

U.S. Base Chemicals Disposition
DISCONTINUED OPERATIONS
Results of operations presented as discontinued operations in the accompanying consolidated statements of operations

	Year ended December 31,
	2011	2010	2009
Other (expenses) income	$(1)	$(6)	$2
Gain (loss) on insurance settlements, net	-	110	(17)

(Loss) income before income taxes	(1)	104	(15)
Income tax (expense) benefit	-	(38)	6

(Loss) income from discontinued operations, net of tax	$(1)	$66	$(9)